NOTE 9 - INCOME TAX PROVISION	6 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
NOTE 9 - INCOME TAX PROVISION

NOTE 9 - INCOME TAX PROVISION

Deferred income tax assets and liabilities consist of the following at June 30, 2012:

Deferred Tax asset	$3,265,805
Valuation allowance	(3,265,805)
Net deferred tax assets	-

The Company estimates that it has an NOL carryfoward of approximately $9,330,871 that begins to expire in 2027.

After evaluating any potential tax consequence from our former subsidiary and our own potential tax uncertainties, the Company has determined that there are no material uncertain tax positions that have a greater than 50% likelihood of reversal if the Company were to be audited. The Company believes that it is current with all payroll and other statutory taxes. Our tax return for the years ended December 31, 2003 to December 31, 2011 may be subject to IRS audit.